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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    12-31-2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Capital Counsel LLC

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Address:   350 Park Avenue, 11th Floor

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           New York, NY  10022

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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene

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Title: Member & Secretary

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Phone: 212-350-4520

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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY                  02/10/2003
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     68
                                            ---
Form 13F Information Table Value Total:     342294
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                                    12-31-02

                                                                                               Voting Authority
                                                                                               ----------------
                        Title of               Value     Shares/    Sh/     Put/      Invstmt   Other
Name of Issuer           class      CUSIP     (x$1000)   Prn Amt    Prn     Call      Dscretn   Managers      Sole    Shared   None
--------------           -----      -----     --------   -------    ---     ----      -------   --------      ----    ------   ----
SOLECTRON CORP
 CONV PFD 7.25%                   834182206      1367     116875     SH                 Sole                 116875
3COM CORP                 COM     885535104       139      30044     SH                 Sole                  30044
3M COMPANY                COM     88579Y101      1596      12948     SH                 Sole                  12948
ABBOTT LABORATORIES       COM     002824100      1440      35988     SH                 Sole                  35988
AMERICAN INTERNATL
 GROUP                    COM     026874107     19173     331433     SH                 Sole                 331433
AMGEN INC                 COM     031162100       662      13700     SH                 Sole                  13700
AUTOMATIC DATA
 PROCESSING               COM     053015103     12293     313200     SH                 Sole                 313200
BAKER HUGHES INC          COM     057224107      1509      46866     SH                 Sole                  46866
C H ROBINSON
 WORLDWIDE                COM     12541W100     13951     447134     SH                 Sole                 447134
CIRRUS LOGIC INC          COM     172755100        40      14000     SH                 Sole                  14000
CISCO SYS INC             COM     17275R102       761      58124     SH                 Sole                  58124
CITIGROUP                 COM     172967101       848      24109     SH                 Sole                  24109
COCA COLA CO              COM     191216100      5432     123910     SH                 Sole                 123910
CONCORD EFS INC           COM     206197105     10632     675500     SH                 Sole                 675500
DANAHER CORP              COM     235851102      1607      24459     SH                 Sole                  24459
DELL COMPUTER CORP        COM     247025109       612      22875     SH                 Sole                  22875
DISNEY WALT CO            COM     254687106      1803     110555     SH                 Sole                 110555
DST SYS INC               COM     233326107      9455     265968     SH                 Sole                 265968
DU PONT E I DE
 NEMOURS & CO             COM     263534109       882      20799     SH                 Sole                  20799
E M C CORP                COM     268648102       265      43174     SH                 Sole                  43174
EMERSON ELECTRIC
 CO COM                   COM     291011104       645      12686     SH                 Sole                  12686
EQUITY OIL CO             COM     294749106       170      85000     SH                 Sole                  85000
EXPRESS SCRIPTS INC       COM     302182100     17996     374600     SH                 Sole                 374600
EXXON MOBIL
 CORPORATION              COM     30231g102      7862     225022     SH                 Sole                 225022
FEDERAL NATL MTG
 ASSN                     COM     313586109      1919      29838     SH                 Sole                  29838
FIRST DATA CORP           COM     319963104     36796    1039130     SH                 Sole                1039130
GENERAL ELECTRIC CO       COM     369604103      2933     120450     SH                 Sole                 120450
GENERAL MTRS CORP         COM     370442105       295       8000     SH                 Sole                   8000
GILEAD SCIENCES INC       COM     375558103       544      16000     SH                 Sole                  16000
GRAINGER                  COM     384802104       583      11300     SH                 Sole                  11300

HARTE-HANKS INC           COM     416196103     30701    1644425     SH                 Sole                1644425
HOME DEPOT INC            COM     437076102       627      26106     SH                 Sole                  26106
HUBBELL INC CLASS A       COM     443510102       258       7800     SH                 Sole                   7800
HUBBELL INC CLASS B       COM     443510201      1186      33744     SH                 Sole                  33744
INTEL CORP                COM     458140100     18653    1197992     SH                 Sole                1197992
INTL BUSINESS
 MACHINES CORP            COM     459200101       734       9473     SH                 Sole                   9473
JOHNSON & JOHNSON         COM     478160104      2690      50088     SH                 Sole                  50088
LEXAR MEDIA INC           COM     52886P104        63      10000     SH                 Sole                  10000
MACROMEDIA INC            COM     556100105       126      11840     SH                 Sole                  11840
MARSH & MCLENNAN COS      COM     571748102       256       5540     SH                 Sole                   5540
MARSHALL & ILSLEY
 CORP                     COM     571834100       452      16500     SH                 Sole                  16500
MAXIM INTERGRATED
 PRODS INC CO             COM     57772K101      1657      50166     SH                 Sole                  50166
MERCK & CO INC            COM     589331107     18389     324832     SH                 Sole                 324832
METTLER - TOLEDO INTL     COM     592688105       385      12000     SH                 Sole                  12000
MICROSOFT CORP            COM     594918104      1070      20692     SH                 Sole                  20692
NEOMAGIC CORP.            COM     640497103        11      10000     SH                 Sole                  10000
PATTERSON DENTAL          COM     703412106      9717     222150     SH                 Sole                 222150
PEPSICO INC               COM     713448108     13729     325184     SH                 Sole                 325184
PFIZER INC                COM     717081103      1441      47148     SH                 Sole                  47148
PLANTRONICS INC NEW       COM     727493108      1118      73925     SH                 Sole                  73925
PROLOGIS TR SH
 BEN INT                  COM     743410102       176       7000     SH                 Sole                   7000
SOLECTRON CORP            COM     834182107      1438     405034     SH                 Sole                 405034
STATE STREET CORP         COM     857477103     49763    1275979     SH                 Sole                1275979
STRYKER CORP              COM     863667101      2175      32400     SH                 Sole                  32400
SUN MICROSYSTEMS INC      COM     866810104        94      30200     SH                 Sole                  30200
THOMAS & BETTS CORP       COM     884315102       281      16600     SH                 Sole                  16600
UNITED PARCEL SERVICE     COM     911312106       347       5500     SH                 Sole                   5500
US BANCORP                COM     902973304       432      20381     SH                 Sole                  20381
VARIAN MED SYS INC        COM     92220P105     13121     264536     SH                 Sole                 264536
WAL MART STORES INC       COM     931142103       192       3800     SH                 Sole                   3800
WALGREEN CO               COM     931422109      3716     127289     SH                 Sole                 127289
WASHINGTON POST
 CO CL B                  COM     939640108      1107       1500     SH                 Sole                   1500
XILINX INC                COM     983919101      3996     194000     SH                 Sole                 194000
BP AMOCO PLC ADR          ADR     055622104      3741      92039     SH                 Sole                  92039
NOKIA CORP SPONSORED
 ADR                      ADR     654902204       201      13000     SH                 Sole                  13000
REED ELSEVIER NV ADR      ADR     758204101       271      11000     SH                 Sole                  11000
SAP AKTIENGESELLSCHAFT
 ADR                      ADR     803054204       536      27480     SH                 Sole                  27480
INTEL CORP PUT OPT
 @ 20.00                            NQMD          112      25000     SH                 Sole                  25000
REPORT SUMMARY                      68 DATA    339175                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                    RECORDS